Derivative Instruments (Schedule of Derivative Instruments) (Details) € in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2015 EUR (€)
Derivative [Line Items]
Carrying Value	$ 3,622
Assets of Non-VIEs [Member]
Derivative [Line Items]
Notional Value		$ 215,782
Carrying Value		$ (3,189)
Interest Rate Swap Strike Rate 4.55% [Member] | Assets of Non-VIEs [Member]
Derivative [Line Items]
Derivative, Benchmark Rate	1 mo. USD-LIBOR-BBA	1 mo. USD-LIBOR-BBA
Notional Value	$ 15,559	$ 15,782
Derivative, Strike Rate	4.55%	4.55%	4.55%
Carrying Value	$ (858)	$ (620)
Effective Date	Dec. 19, 2013	Dec. 19, 2013
Expiration Date	Dec. 19, 2020	Dec. 19, 2020
Interest Rate Swap Strike Rate 1.82% [Member] | Assets of Non-VIEs [Member]
Derivative [Line Items]
Derivative, Benchmark Rate	1 mo. USD-LIBOR-BBA	1 mo. USD-LIBOR-BBA
Notional Value	$ 200,000	$ 200,000
Derivative, Strike Rate	1.82%	1.82%	1.82%
Carrying Value	$ (5,579)	$ (2,569)
Effective Date	Sep. 09, 2014	Sep. 09, 2014
Expiration Date	Jun. 09, 2019	Jun. 09, 2019
Net Investment Hedging [Member] | Gramercy Europe [Member]
Derivative [Line Items]
Derivative, Benchmark Rate	EUR-USD exchange rate
Notional Value | €			€ 9,000
Carrying Value	$ 10,059
Effective Date	Sep. 28, 2015